INVESTMENTS IN AFFILIATES - Summarized Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Golar Wilhelmsen
Balance Sheet
Current assets	$ 4,422	$ 7,690
Non-current assets	6	0
Current liabilities	3,312	7,667
Non-current liabilities	400	0
Non-controlling interest	0	0
Income statement
Revenue	5,957	4,245
Net (loss) income	695	(494)
ECGS
Balance Sheet
Current assets	38,365	31,853
Non-current assets	156	1,368
Current liabilities	25,934	20,859
Non-current liabilities	1,183	1,183
Non-controlling interest	0	0
Income statement
Revenue	75,309	61,769
Net (loss) income	1,318	849
Golar LNG Partners
Balance Sheet
Current assets	136,379	107,370
Non-current assets	1,584,840	1,403,604
Current liabilities	241,072	169,717
Non-current liabilities	910,020	1,099,713
Non-controlling interest	70,777	71,858
Income statement
Revenue	329,190	286,630
Net (loss) income	$ 150,819	$ 127,141